Stock-Based Compensation - Shares Reserved for Future Issuance (Details) - RENEO PHARMACEUTICALS INC [Member] - shares	Jun. 30, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Total shares of common stock reserved	1,018,654	818,286
Common Stock Options Outstanding [Member]
Class of Stock [Line Items]
Total shares of common stock reserved	467,129	530,125
Unvested Restricted Stock Units [Member]
Class of Stock [Line Items]
Total shares of common stock reserved	31,150	32,650
Equity Incentive Plan 2021 [Member]
Class of Stock [Line Items]
Total shares of common stock reserved	442,366	210,922
2021 Employee Stock Purchase Plan [Member]
Class of Stock [Line Items]
Total shares of common stock reserved	78,009	44,589